Impairment charges (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Impairment charges
Recoveries	$ (242)	$ (193)	$ (172)
Impairment (charges)/benefits	(590)	3,178	794
Performing
Impairment charges
Provisions raised/(released)	(915)	1,437	(209)
Non-performing
Impairment charges
Provisions raised/(released)	567	1,934	1,175
Loans and credit commitments
Impairment charges
Impairment (charges)/benefits	(567)	3,158	$ 794
Debt securities at amortised cost
Impairment charges
Impairment (charges)/benefits	(25)	18
Debt securities at FVOCI
Impairment charges
Impairment (charges)/benefits	2	2
Parent Entity
Impairment charges
Recoveries	(225)	(173)
Impairment (charges)/benefits	(447)	2,691
Parent Entity | Performing
Impairment charges
Provisions raised/(released)	(785)	1,147
Parent Entity | Non-performing
Impairment charges
Provisions raised/(released)	563	1,717
Parent Entity | Loans and credit commitments
Impairment charges
Impairment (charges)/benefits	(449)	2,689
Parent Entity | Debt securities at FVOCI
Impairment charges
Impairment (charges)/benefits	$ 2	$ 2